AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Principal Amount	Value
Municipal Bonds - 97.7%
Alabama - 1.5%
County of Jefferson Sewer Revenue 5.500%, 10/01/53	$2,750,000	$3,027,599
California - 3.8%
California Municipal Finance Authority,
5.000%, 05/15/43	1,665,000	1,740,315
5.000%, 05/15/48	3,855,000	4,000,658

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,260,000	1,160,144
Riverside County Transportation Commission, Series C 4.000%, 06/01/47	1,000,000	1,000,404

Total California		7,901,521
Colorado - 4.6%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	2,685,000	2,798,867
Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,764,005

Total Colorado		9,562,872
Connecticut - 2.1%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/40	2,845,000	2,851,131
4.000%, 07/01/42	1,465,000	1,438,212

Total Connecticut		4,289,343
Florida - 12.1%
Capital Trust Authority, Series A,
5.000%, 06/01/54[1]	1,000,000	1,012,560
5.000%, 06/01/64[1]	1,000,000	1,006,819

County of Miami-Dade Florida Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	2,730,000	2,645,627
County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	1,260,000	1,350,164
Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,624,687
Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	2,023,900
5.000%, 02/01/52	1,675,000	1,683,420

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	2,000,000	2,045,074
Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,899,527
Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,994,838
	Principal Amount	Value

Village Community Development District No 15 4.800%, 05/01/55[1,2]	$1,000,000	$1,012,782

Total Florida		25,299,398
Georgia - 1.6%
Fayette County Development Authority,
5.250%, 10/01/49	1,500,000	1,645,289
5.250%, 10/01/54	1,500,000	1,630,661

Total Georgia		3,275,950
Illinois - 4.7%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	3,000,000	3,080,730
Metropolitan Pier & Exposition Authority,
4.000%, 06/15/52	2,515,000	2,375,711
5.000%, 06/15/50	4,185,000	4,355,391

Total Illinois		9,811,832
Indiana - 1.7%
Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	1,038,666
5.000%, 07/01/59	1,250,000	1,286,394
5.250%, 07/01/64	1,250,000	1,305,702

Total Indiana		3,630,762
Louisiana - 2.7%
Louisiana Public Facilities Authority,
5.500%, 09/01/59	2,500,000	2,739,614
5.750%, 09/01/64	2,500,000	2,780,028

Total Louisiana		5,519,642
Massachusetts - 3.9%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,819,407
5.250%, 07/01/52	2,795,000	3,066,593

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/54[1]	1,200,000	1,239,099

Total Massachusetts		8,125,099
Minnesota - 1.1%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	2,140,000	2,190,893
Nebraska - 2.5%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	5,247,493
New Jersey - 4.8%
South Jersey Transportation Authority,
4.625%, 11/01/47	1,680,000	1,730,515
5.250%, 11/01/52	1,700,000	1,837,597

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	2,095,000	2,151,038
5.250%, 06/01/46	2,755,000	2,861,351

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 4.8% (continued)

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	$1,500,000	$1,513,014

Total New Jersey		10,093,515
New York - 11.8%
Metropolitan Transportation Authority, Series 1 4.750%, 11/15/45	1,660,000	1,720,217
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,654,898
4.000%, 07/01/52	1,775,000	1,711,638

New York Transportation Development Corp.,
4.000%, 04/30/53	5,790,000	5,109,992
5.000%, 12/01/41	2,185,000	2,299,644
5.500%, 06/30/54	1,500,000	1,613,487
5.625%, 04/01/40	4,000,000	4,346,606
6.000%, 04/01/35	2,500,000	2,826,656
6.000%, 06/30/54	2,000,000	2,185,453

Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,049,891

Total New York		24,518,482
Ohio - 0.5%
Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	995,000	1,006,631
Pennsylvania - 11.0%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	4,185,000	4,363,750
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	4,203,855
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,313,209
Pennsylvania Housing Finance Agency, Series 146A 4.750%, 04/01/53	2,250,000	2,305,523
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	1,065,000	1,031,799
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	5,185,000	5,648,728

Total Pennsylvania		22,866,864
Rhode Island - 4.7%
Rhode Island Health and Educational Building Corp.,
5.250%, 05/15/49	2,000,000	2,170,676
5.250%, 05/15/54	4,500,000	4,856,695

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,773,186

Total Rhode Island		9,800,557
	Principal Amount	Value
South Carolina - 3.1%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	$8,290,000	$6,395,053
Tennessee - 5.3%
City of Chattanooga Electric 2.000%, 09/01/40	7,710,000	5,795,789
Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/54	1,900,000	2,026,667
Knox County Health Educational & Housing Facility Board, Series A1, (BAM) 5.500%, 07/01/54	1,000,000	1,102,345
Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	2,000,000	2,183,556

Total Tennessee		11,108,357
Texas - 5.4%
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	7,800,000	7,983,919
5.500%, 12/31/58	1,120,000	1,230,906

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	2,055,000	2,072,323

Total Texas		11,287,148
Virginia - 6.3%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,204,123
Virginia Small Business Financing Authority,
4.000%, 01/01/39	2,515,000	2,461,272
4.000%, 01/01/40	2,515,000	2,435,032
5.000%, 12/31/47	2,145,000	2,276,947
5.000%, 12/31/49	2,095,000	2,132,372
5.000%, 12/31/52	2,655,000	2,697,544

Total Virginia		13,207,290
Washington - 0.5%
Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,095,726
West Virginia - 1.4%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	2,625,000	2,996,962
Wisconsin - 0.6%
Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,250,000	1,283,105

Total Municipal Bonds (Cost $209,325,424)		203,542,094

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Short-Term Investments - 1.5%
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $3,156,408 (collateralized by a U.S. Treasury, 0.125%, 04/15/25, totaling $3,219,192)	$3,156,000	$3,156,000

Total Short-Term Investments (Cost $3,156,000)		3,156,000
Value

Total Investments - 99.2% (Cost $212,481,424)	$206,698,094
Other Assets, less Liabilities - 0.8%	1,572,777
Net Assets - 100.0%	$208,270,871

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $5,554,365 or 2.7% of net assets.
[2]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2024, amounted to $1,012,782, or 0.5% of net assets.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$203,542,094	—	$203,542,094
Short-Term Investments
Repurchase Agreements	—	3,156,000	—	3,156,000
Total Investments in Securities	—	$206,698,094	—	$206,698,094

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.